Long-term Investments - Equity Method Cost Allocation (Details) - USD ($)	3 Months Ended	12 Months Ended
	Jun. 30, 2017	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
The difference above has been primarily assigned to:
Impairment charges to the carrying value of investments under cost method		$ 6,500,000	$ 29,000,000	$ 6,600,000
Impairment charge for equity method investments			$ 2,500,000	$ 0
Closing price (in dollars per share)		$ 100.31	$ 60.79
Leju
The difference above has been primarily assigned to:
Impairment charge for equity method investments	$ 113,100,000	$ 113,100,000
Closing price (in dollars per share)		$ 1.36
Leju | ADS
The difference above has been primarily assigned to:
Closing price (in dollars per share)	$ 1.84	$ 1.44
Equity Method
The difference above has been primarily assigned to:
Weighted average remaining life of the intangible assets		6 years
Equity Method | Leju
Allocation of cost
Carrying value of investment		$ 57,409,000	$ 199,662,000
Proportionate share of net tangible and intangible assets		80,753,000	114,900,000
Carrying value of investment less proportionate share of net tangible and intangible assets		(23,344,000)	84,762,000
The difference above has been primarily assigned to:
Goodwill and amortizable intangible assets		(23,344,000)	90,175,000
Deferred tax liabilities			(5,413,000)
Carrying value of investment less proportionate share of net tangible and intangible assets		(23,344,000)	84,762,000
Cumulative gain (loss) in equity interest		$ (30,243,000)	$ 553,000
Weighted average remaining life of the intangible assets		6 years